Debt - Additional Information (Detail) - USD ($)		12 Months Ended
	Feb. 22, 2017	Dec. 31, 2017
Debt Instrument [Line Items]
Effective interest rate		3.50%
Percentage of outstanding debt priced		50.40%
2017 Credit Agreement [Member]
Debt Instrument [Line Items]
Credit agreement commencement date	Feb. 22, 2017
Credit agreement period	5 years
Line of credit facility, collateral amount	$ 165,000,000
Line of credit facility, interest rate description		Borrowings under the 2017 Credit Agreement bear interest at LIBOR for specified interest periods, at the Alternate Base Rate (as defined in the 2017 Credit Agreement) or, in the case of swingline loans only, at the REVLIBOR30 Rate (as defined in the 2017 Credit Agreement) plus, in each case, a margin determined based on the type of the borrowing and the Company’s average quarterly revolving availability, ranging from 0.25% to 2.50%. In addition, ECO is required to pay the lenders a commitment fee on the unutilized portion of the revolving and FILO commitments under the 2017 Credit Agreement at a rate per annum equal to 0.25%. Letters of credit issued pursuant to the 2017 Credit Agreement incur fees based on the applicable margin rate for revolving LIBOR-based Loans, plus 0.125%. Interest on the Notes is payable semi-annually at a rate per annum equal to 3.75%. Applicable deferred financing fees associated with the transaction will be amortized over the life of the 2017 Credit Agreement.
2017 Credit Agreement [Member] | LIBOR Loans [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.125%
2017 Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,000,000,000
Fee on unutilized portion of commitments	0.25%
Credit facility termination date	Feb. 22, 2022
2017 Credit Agreement [Member] | First In Last Out Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 100,000,000
Fee on unutilized portion of commitments	0.25%
Credit facility termination date	Feb. 22, 2022
2017 Credit Agreement [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Feb. 22, 2022
Maximum borrowing capacity	$ 77,600,000
Debt instrument, periodic payment	$ 506,000
Debt instrument, frequency of periodic payment		monthly
2017 Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt-to-EBITDA ratio	3.50%
Letters of credit issued amount	$ 50,000,000
2017 Credit Agreement [Member] | Maximum [Member] | Revolving Credit Facility [Member] | REVLIBOR30 Rate [Member]
Debt Instrument [Line Items]
Line of credit facility loan rates	2.50%
2017 Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt-to-EBITDA ratio	3.00%
2017 Credit Agreement [Member] | Minimum [Member] | Revolving Credit Facility [Member] | REVLIBOR30 Rate [Member]
Debt Instrument [Line Items]
Line of credit facility loan rates	0.25%
3.75% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	3.75%
Debt instrument, maturity date	Jan. 15, 2021
2013 Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Jan. 15, 2021